      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 3, 2002

                                           REGISTRATION NOS. 811-1911; 333-34215
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]

                            ------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)

               (Exact name of Registrant as Specified in Charter)

                                875 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
               (Address of Principal Executive Offices)(Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                            Carin F. Muhlbaum, Esq.
               Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022
                    (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

                            ------------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                        AS SOON AS PRACTICABLE AFTER THIS
                    REGISTRATION STATEMENT BECOMES EFFECTIVE.

                            ------------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JULY 3, 2002 PURSUANT TO RULE 488.

                            ------------------------

    THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

================================================================================

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                    -----------------------------------------
                        NOTICE OF MEETING OF SHAREHOLDERS
                    -----------------------------------------

                                 ________, 2002

         This is to notify you that a Meeting of Shareholders of Schroder Emerging Markets Fund Institutional Portfolio, a series of Schroder Capital Funds (Delaware), will be held on ______ ___, 2002 at 10:00 a.m., New York time, at the offices of the Trust, 875 Third Avenue, 22nd Floor, New York, New York 10022, for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Schroder Emerging Markets Fund Institutional Portfolio to Schroder Emerging Markets Fund, both series of Schroder Capital Funds (Delaware), in exchange for shares of Schroder Emerging Markets Fund and the assumption by Schroder Emerging Markets Fund of all of the liabilities of Schroder Emerging Markets Fund Institutional Portfolio, and the distribution of such shares to the shareholders of Schroder Emerging Markets Fund Institutional Portfolio in complete liquidation of Schroder Emerging Markets Fund Institutional Portfolio.

2. To transact such other business as may properly come before the meeting.

         The Trustees of Schroder Capital Funds (Delaware) have fixed the close of business on __________, 2002 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.


                                        By Order of the Board of Trustees
                                        Carin F. Muhlbaum
                                        Secretary
_________, 2002

--------------------------------------------------------------------------------
WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.
--------------------------------------------------------------------------------

I.     OVERVIEW OF PROPOSAL....................................................5
II.    DETAILS OF THE PROPOSED REORGANIZATION.................................12
III.   VOTING INFORMATION.....................................................17
IV.    INFORMATION ABOUT THE FUNDS............................................18

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO,
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)

                           IN EXHCHANGE FOR SHARES OF
                         SCHRODER EMERGING MARKETS FUND,
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)

                          875 THIRD AVENUE, 22ND FLOOR
                            NEW YORK, NEW YORK 10022


                PROSPECTUS/PROXY STATEMENT DATED _______ __, 2002


                                  INTRODUCTION


         This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of Schroder Emerging Markets Fund Institutional Portfolio (the "Institutional Portfolio") into the Schroder Emerging Markets Fund (the "Emerging Markets Fund"). The Institutional Portfolio and Emerging Markets Fund are separate series of Schroder Capital Funds (Delaware). Schroder Capital Funds (Delaware) is an open-end series management investment company organized as a Delaware business trust. The Institutional Portfolio and the Emerging Markets Fund are sometimes referred to in this Prospectus/Proxy Statement as the "Funds."

         The Proposal described in this Prospectus/Proxy Statement relates to the proposed merger of the Institutional Portfolio into the Emerging Markets Fund. If the Merger occurs, you will become a shareholder of the Emerging Markets Fund. The Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in equity securities of emerging market issuers. If the Agreement and Plan of Reorganization is approved by shareholders of the Institutional Portfolio and the Merger occurs, your Fund will transfer all of its assets and liabilities to the Emerging Markets Fund, in exchange for shares of the Emerging Markets Fund (the "Merger Shares") with a value equal to the assets and liabilities transferred. After that exchange, shares received by the Institutional Portfolio will be distributed pro rata to the Institutional Portfolio's shareholders. All shareholders of the Institutional Portfolio will receive shares of a single class of the Emerging Markets Fund.

         Because you are a shareholder of the Institutional Portfolio, you are being asked to vote on the Proposal. This Prospectus/Proxy Statement explains what you should know before investing in the Emerging Markets Fund. Please read it carefully and keep it for future reference.

         Because shareholders of the Institutional Portfolio are being asked to approve a transaction that will result in their receiving shares of the Emerging Markets Fund, this Proxy

Statement also serves as a Prospectus for the shares of the Emerging Markets Fund to be issued in connection with the Merger.

         The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

o the current Prospectuses of the Emerging Markets Fund and the Institutional Portfolio for Investor Shares, each dated January 28, 2002, and the Institutional Portfolio's current Prospectus for Advisor Shares, dated January 28, 2002, each as supplemented through the date hereof (each a "Fund Prospectus");

o each Fund's current Statement of Additional Information, dated January 28, 2002 (each a "Fund SAI"); and

o the Statement of Additional Information dated _______, 2002 relating to this Prospectus/Proxy Statement (the "Merger SAI").

         This Prospectus/Proxy Statement is accompanied by the following documents:

o   a copy of the Prospectus for the Emerging Markets Fund;

o each Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2001; and

o each Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2002.

For a free copy of a Prospectus of either Fund, the SAI of either Fund, the Merger SAI, or the Annual or Semi-Annual Reports, please call 800-464-3108 or write to Schroder Mutual Funds at:

                  Schroder Mutual Funds
                  P.O. Box 8507
                  Boston, Massachusetts  02266

         The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a crime.

         You can lose money by investing in the Emerging Markets Fund. The Emerging Markets Fund may not achieve its goals, and is not intended as a complete investment program. An investment in the Emerging Markets Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             I. OVERVIEW OF PROPOSAL

PROPOSED TRANSACTION

         The Trustees of Schroder Capital Funds (Delaware), on behalf of each of the Funds, have approved a transaction involving the merger of the Institutional Portfolio into the Emerging Markets Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. This Agreement will provide for the transfer of all of the assets of the Institutional Portfolio to the Emerging Markets Fund, in exchange for shares of the Emerging Markets Fund, and the assumption by the Emerging Markets Fund of all the liabilities of the Institutional Portfolio, followed by the liquidation of the Institutional Portfolio. A copy of the Agreement and Plan of Reorganization is included as Appendix A.

         Schroder Investment Management North America Inc. ("Schroders") (itself and its predecessors) has been in the business of investment management since 1962. Schroders is the investment adviser to each Fund.

         If the Proposal is approved by the shareholders of the Institutional Portfolio, the Institutional Portfolio will receive a number of shares of the Emerging Markets Fund equal in value to the value of the net assets of the Institutional Portfolio being transferred. Following the transfer (i) the Institutional Portfolio will distribute to the holders of its Investor and Advisor Shares a number of full and fractional shares of the Emerging Markets Fund equal in value to the value of the net assets of the Institutional Portfolio being transferred and attributable to the Investor or Advisor Shares, as the case may be, of the Institutional Portfolio and (ii) the Institutional Portfolio will be liquidated. The Merger is intended to be a tax-free reorganization.

         THE TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE INSTITUTIONAL PORTFOLIO APPROVE THIS PROPOSAL. In reaching that conclusion, the Trustees considered the relatively small size of the Institutional Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future, and that the Merger will offer shareholders of the Institutional Portfolio the opportunity to pursue a similar investment objective in a larger Fund. In addition, the Board of Trustees considered the cost to the Institutional Portfolio's adviser of maintaining the Institutional Portfolio at its current size and the likelihood that, in the absence of the Merger, the adviser would recommend to the Board that the Institutional Portfolio be liquidated. See "Proposal -- Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

         The following tables summarize expenses:

(1) that each Fund (or class of shares) incurred in its fiscal year ended October 31, 2001; and

(2) that the Emerging Markets Fund would have incurred in its most recent fiscal year, after giving effect on a pro forma combined basis to the proposed Merger as if the Merger had occurred as of the beginning of such fiscal year.

         The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each class of shares of the Institutional Portfolio, and the Emerging Markets Fund on a pro forma basis, over specified periods. By translating "Net Expenses" into dollar amounts, these examples help you compare the costs of investing in each particular Fund, or in either class of shares, to the costs of investing in other mutual funds.

SHAREHOLDER FEES
(expenses that are deducted from Fund assets)

---------------- -------------- ------------- -------------- -------------
                 CURRENT        CURRENT
                 EXPENSES       EXPENSES
                 SCHRODER       SCHRODER
                 EMERGING       EMERGING                     PRO-FORMA
                 MARKETS        MARKETS       CURRENT        COMBINED
                 INSTITUTIONAL  INSTITUTIONAL EXPENSES       EXPENSES
                 PORTFOLIO      PORTFOLIO     SCHRODER       SCHRODER
                 (INVESTOR      (ADVISOR      EMERGING       EMERGING
                 SHARES)        SHARES)       MARKETS FUND   MARKETS FUND
---------------- -------------- ------------- -------------- -------------
Maximum Sales    None           None          None           None
  Load Imposed
  on Purchases
---------------- -------------- ------------- -------------- -------------
Maximum          None           None          None           None
  Deferred
  Sales Load
---------------- -------------- ------------- -------------- -------------
Maximum Sales    None           None          None           None
Load
  Imposed on
  Reinvested
  Dividends
---------------- -------------- ------------- -------------- -------------
Purchase         None           None          None           None
  Charge
---------------- -------------- ------------- -------------- -------------
Redemption       None           None          None           None
  Charge
---------------- -------------- ------------- -------------- -------------
Exchange Fee     None*          None*         None           None
---------------- -------------- ------------- -------------- -------------

*Note that Investor Shares and Advisor Shares of the Institutional Portfolio do not have an exchange privilege.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)

---------------- -------------- ------------- -------------- -------------
                 CURRENT        CURRENT
                 EXPENSES       EXPENSES
                 SCHRODER       SCHRODER
                 EMERGING       EMERGING                     PRO-FORMA
                 MARKETS        MARKETS       CURRENT        COMBINED
                 INSTITUTIONAL  INSTITUTIONAL EXPENSES       EXPENSES
                 PORTFOLIO      PORTFOLIO     SCHRODER       SCHRODER
                 (INVESTOR      (ADVISOR      EMERGING       EMERGING
                 SHARES)        SHARES)       MARKETS FUND   MARKETS FUND
---------------- -------------- ------------- -------------- -------------
Management       1.10%          1.10%         1.25%          1.25%
  Fees(1)
---------------- -------------- ------------- -------------- -------------
12b-1 Fees       None           None(4)       None           None
---------------- -------------- ------------- -------------- -------------
Other Expenses   0.79%          1.14%(5)      1.13%          0.66%
---------------- -------------- ------------- -------------- -------------
Total Fund       1.89%          2.24%         2.38%          1.91%
  Operating
  Expenses
---------------- -------------- ------------- -------------- -------------
Fee Waiver       N/A(2)         N/A(2)        (0.68)%(3)     (0.41)%(3)
  and/or
  Expense
  Limitation
---------------- -------------- ------------- -------------- -------------
Net Expenses     N/A            N/A           1.70%(3)       1.50%(3)
---------------- -------------- ------------- -------------- -------------

(1) Management Fees include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Funds also pay sub-administrative fees directly to SEI Investments Mutual Funds Services, and those fees are included under "Other Expenses."

(2) In order to limit the expenses of the Institutional Portfolio, Schroders has voluntarily undertaken to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent that the Fund's expenses exceed the annual rate of 1.18% and 1.43%, for Investor and Advisor Shares, respectively. It is expected that, if the Merger is not effected, this expense limitation will be terminated, as it may be terminated at any time by Schroders upon notice.

(3) Reflects the effect of contractually imposed expense limitations and/or fee waivers that Schroders has agreed will go into effect at the time of the Merger and will remain in place through October 31, 2003. Until the time of the Merger, Shroders has agreed to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent the Fund's expenses exceed the annual rate of 1.70%.

(4) The Institutional Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to its Advisor Shares. Under the Plan, the Institutional Portfolio may pay Schroder Fund Advisors Inc. compensation in an amount limited in any fiscal year to the annual rate of 0.50% of the Institutional Portfolio's average daily net assets attributable to its Advisor Shares. Although the Trustees have not currently authorized payments under the Distribution Plan, payments by the Institutional Portfolio under its Shareholder Servicing Plan, which will not exceed the annual rate of 0.25% of the Institutional Portfolio's average daily net assets attributable to its Advisor Shares, will be deemed to have been made pursuant to the Distribution Plan to the extent such payments may be considered to be intended primarily to result in the sale of the Institutional Portfolio's Advisor Shares.

(5) Includes an annual shareholder servicing fee of 0.25% of the Institutional Portfolio's average daily net assets.

EXAMPLES OF FUND EXPENSES:

         The examples assume that you invest $10,000 in the indicated class of shares of a Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Examples also assume that your investment earns a 5% return each year and that each Fund accrues expenses at the rate shown under Total Annual Fund Operating Expenses above and remain the same as those set forth on the previous page (except in the first year, when its annual expenses are accrued at the same rate, if any, shown under Net Expenses). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

---------- --------------- ------------- -------------- -------------
           EXAMPLE         EXAMPLE
           EXPENSES        EXPENSES
           SCHRODER        SCHRODER
           EMERGING        EMERGING                     PRO FORMA
           MARKETS         MARKETS       EXAMPLE        COMBINED
           INSTITUTIONAL   INSTITUTIONAL EXPENSES       EXPENSES
           PORTFOLIO       PORTFOLIO     SCHRODER       SCHRODER
           (INVESTOR       (ADVISOR      EMERGING       EMERGING
           SHARES)         SHARES)       MARKETS FUND   MARKETS FUND
---------- --------------- ------------- -------------- -------------
1 Year     $192            $227          $174           $153
---------- --------------- ------------- -------------- -------------
3 Years    $594            $500          $685           $560
---------- --------------- ------------- -------------- -------------
5 Years    $1,021          $1,200        $1,221         $994
---------- --------------- ------------- -------------- -------------
10 Years   $2,212          $2,575        $2,688         $2,199
---------- --------------- ------------- -------------- -------------

FEDERAL INCOME TAX CONSEQUENCES

         For federal income tax purposes, no gain or loss will be recognized by the Institutional Portfolio or by its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each shareholder of the Institutional Portfolio will be the same as the tax basis of that shareholder's shares in the pre-merger Fund. See "Information Applicable to the Proposal -- Federal Income Tax Consequences."

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The investment objectives, policies and strategies of the two Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Funds, please see each Fund's Prospectus. For more information concerning the risks associated with investments in the Funds, see each Fund's Prospectus.

         The Institutional Portfolio and the Emerging Markets Fund have substantially similar investment objectives and principal investment strategies. The investment objective of the Institutional Portfolio is to seek long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. The Institutional Portfolio normally invests at least 80% of its net assets in securities of companies determined by Schroders to be "emerging market" issuers. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The Emerging Markets Fund also normally invests at least 80% of its net assets in equity securities of companies determined by Schroders to be "emerging market" issuers.

         Each of the Institutional Portfolio and the Emerging Markets Fund may invest up to 20% of its assets in securities of issuers located anywhere in the world, and each may invest up to 20% of its assets in fixed-income securities, including lower-quality, high yielding fixed-income securities (sometimes known as "junk" bonds). The Emerging Markets Fund specifically reserves the right to invest up to 5% of its assets in sovereign debt securities that are in default.

         The Emerging Markets Fund invests in a variety of equity securities including common and preferred stocks, securities convertible into common and preferred stock, and warrants to purchase common and preferred stocks. The Fund invests principally in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. "Emerging market" countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies. Countries currently in this Index include:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Schroders may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. Schroders has determined, based on an analysis of current economic and political factors pertaining to Hong Kong SAR, that Hong Kong SAR should be considered as an emerging market country for purposes of the Fund's eligible investments. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund normally will invest in at least three countries other than the United States.

         The Fund invests in issuers and countries that Schroders believes offer the potential for capital growth. In identifying candidates for investment, Schroders considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer has any proprietary advantages. In addition, Schroders considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when they reach fair valuation or when significantly more attractive investment candidates become available.

         Because the Emerging Markets Fund and the Institutional Portfolio pursue substantially similar investment programs, the Funds share similar principal risks, which include the risks associated with investments in foreign and emerging markets, equity securities, foreign currencies, fixed-income securities, and junk bonds. The two Funds also share the risks associated with geographic concentration, and with investment in a "non-diversified" mutual fund. The two Funds possess somewhat different fundamental investment restrictions. If shareholders of the Institutional Portfolio approve the Proposal, they will be subject to the current fundamental investment policies of the Emerging Markets Fund, which will not be changing in connection with the Merger. Schroders does not believe that the differences between the Funds' fundamental investment policies results in any material difference in the way the Funds currently are managed or in the way the Emerging Markets Fund would be managed if shareholders approve the Proposal. A list of the fundamental investment policies of each of the Funds is included as Appendix B.

         Total return information for each class of shares of the Institutional Portfolio and of the Emerging Markets Fund is set forth in the chart below.

TOTAL RETURN COMPARISON
AS OF 12/31/01*

------------------------------------------------------------------------------------------
                            1 YEAR                 5 YEARS                 LIFE OF FUND**
------------------------------------------------------------------------------------------
Schroder Emerging            -9.03%                 -7.64%                  -3.57%
Markets Institutional
Portfolio (Investor
Shares)
------------------------------------------------------------------------------------------
Schroder Emerging            -9.38%                 N/A                     -7.22%
Markets Fund
Institutional Portfolio
(Advisor Shares)
------------------------------------------------------------------------------------------
Schroder Emerging            -6.52%                 N/A                     -1.67%
Markets Fund
------------------------------------------------------------------------------------------


* Performance for periods of more than one year shows average annual total return. Fund performance data is calculated after giving effect to all expenses and sales charges including the case of the Institutional Portfolio, the purchase and redemption charges. For further information about the Funds' performance, including information about waivers/reimbursements that affected each Fund's performance, see each Fund's Prospectus.

For the period January 1, 2002 to June 30, 2002 the total return on Investor Shares and Advisor Shares of the Institutional Portfolio was __ % and __ %, respectively. For the same period, total return on shares of the Emerging Markets Fund was __ %.

** Investor Shares of Schroder Emerging Markets Institutional Portfolio were first offered on March 31, 1995. Advisor Shares were first offered on November 21, 1996. Schroder Emerging Markets Fund commenced operations on October 31, 1997.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

         The Institutional Portfolio and the Emerging Markets Fund have identical procedures concerning dividends and distributions. Each Fund declares and pays dividends annually. Each Fund distributes any net realized capital gains annually. For each Fund, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Exchange Date (as defined in the Form of Agreement and Plan of Reorganization), the Institutional Portfolio will declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Exchange Date not previously distributed.

         The two Funds have similar procedures for purchasing shares, but with significant differences in the minimum amounts required for initial and subsequent investments, as described below.

         The Emerging Markets Fund offers only Investor Shares. Investor Shares of the Emerging Markets Fund may be purchased at their net asset value next determined, without any sales charges or loads, through Schroder Fund Advisors Inc. ("SFA"), the distributor of the Fund's shares. The Institutional Portfolio offers two classes of shares, Investor Shares and Advisor Shares. Investor Shares and Advisor Shares can be purchased directly from the Institutional Portfolio (through SFA) or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with SFA. Investor Shares and Advisor Shares of the Institutional Portfolio may be purchased at their net asset value next determined, without any sales charges or loads, Advisor Shares of the Institutional Portfolio are subject to a 0.25% annual shareholder servicing fee.

         Investor Shares of the Emerging Markets Fund can generally be exchanged for Investor Shares of most other funds in the Schroders family of funds. Investor Shares and Advisor Shares of the Institutional Portfolio may not be exchanged for Investor Shares of other funds in the Schroders family of funds.

         The two Funds have similar redemption procedures. Investor Shares and Advisor Shares of the Emerging Markets Fund and Investor and Advisor Shares of the Institutional Portfolio may be redeemed at the net asset value next determined after receipt of a redemption request, on any day the New York Stock Exchange is open.

         Each Fund has adopted a procedure for involuntary redemptions in the event that an account balance falls below a minimum threshold. For purposes of this involuntary redemption policy, accounts in the Institutional Portfolio are required to maintain a minimum balance of $100,000, while accounts in the Emerging Markets Fund are required to maintain a minimum balance of $2,000.

         Shares of each Fund can be redeemed by contacting the relevant Fund by mail or by telephone, or in the case of shares of the Institutional Portfolio held through a Service Organization, by contacting the relevant Service Organization.

         See each Fund's Prospectus for further information.

                   II. DETAILS OF THE PROPOSED REORGANIZATION

         Shareholders of the Institutional Portfolio are being asked to approve or disapprove a Merger between the Institutional Portfolio and the Emerging Markets Fund. The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Institutional Portfolio and the Emerging Markets Fund (the "Agreement"), a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

         The Agreement provides, among other things, for the transfer of all of the assets of the Institutional Portfolio to the Emerging Markets Fund in exchange for (i) the issuance to the Institutional Portfolio of the Merger Shares, the number of which will be calculated based on the value of the net assets of the Institutional Portfolio acquired by the Emerging Markets Fund and the net asset value per Investor Share of the Emerging Markets Fund and (ii) the assumption by the Emerging Markets Fund of all of the liabilities of the Institutional Portfolio, all as more fully described below under "Information Applicable to the Proposal."

         After receipt of the Merger Shares, the Institutional Portfolio will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Institutional Portfolio. Each shareholder holding Investor or Advisor Shares of the Institutional Portfolio will receive a number of full and fractional Investor Shares of the Emerging Markets Fund equal in value at the date of the exchange to the aggregate value of the shareholder's Institutional Portfolio Investor or Advisor Shares. In comparison to the shares you currently own, the shares you receive in the Emerging Markets Fund will have the following characteristics:

         Emerging Markets Fund shares bear no purchase charges or redemption charges, nor are they subject to any shareholder servicing fee.

         Shares of the Emerging Markets Fund may be exchanged for shares of most other funds in the Schroders family of funds. Investor Shares and Advisor Shares of the Institutional Portfolio do not enjoy exchange privileges.

         BOARD OF TRUSTEES' RECOMMENDATION. THE BOARD OF TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) HAS VOTED UNANIMOUSLY TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE PROPOSED MERGER, AND TO RECOMMEND THAT SHAREHOLDERS OF THE INSTITUTIONAL PORTFOLIO ALSO APPROVE THE AGREEMENT AND

PLAN OF REORGANIZATION PROVIDING FOR THE MERGER FOR SUCH FUND INTO THE EMERGING MARKETS FUND.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

         The Board of Trustees of Schroder Capital Funds (Delaware), including all of its Trustees who are not "interested persons" of Schroder Capital Funds (Delaware) (the "Independent Trustees"), has determined that the Merger would be in the best interests of the Institutional Portfolio, and that the interests of the Institutional Portfolio's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on May 14, 2002, the Board approved the proposed Merger and recommended its approval by shareholders. The principal reasons why the Board of Trustees is recommending the Merger are as follows:

           (i) APPROPRIATE INVESTMENT OBJECTIVES, ETC. The investment objective, policies, and restrictions of the Emerging Markets Fund are similar to those of the Institutional Portfolio, and the Trustees believe that an investment in shares of the Emerging Markets Fund will provide shareholders with an investment opportunity comparable to that currently afforded by the Institutional Portfolio.

           (ii) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed reorganization will permit Institutional Portfolio shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. The Trustees considered the likelihood that, in the absence of the Merger, Schroders would recommend the liquidation of the Institutional Portfolio. If the Institutional Portfolio were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information Applicable to the Proposal -- Federal Income Tax Consequences" below.

           (iii) LOWER OPERATING EXPENSES. The Trustees considered that the operating expenses of the Emerging Markets Fund after the Merger are expected to be lower than the operating expenses borne by the Investor Shares and Advisor Shares of the Institutional Portfolio (assuming that the voluntary expense limitation currently in effect for the Institutional Portfolio will be terminated).

INFORMATION APPLICABLE TO THE PROPOSAL

         AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of the Institutional Portfolio, the Merger is expected to occur on or around July __, 2002, pursuant to an Agreement and Plan of Reorganization. Please review the Form of Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Appendix A. Under the Agreement and Plan of Reorganization, the Institutional Portfolio will transfer all of its assets and liabilities to the

Emerging Markets Fund, in exchange for the issuance of Investor Shares of the Emerging Markets Fund having an aggregate net asset value equal to the net asset value of the transferred assets and liabilities, all as of the Exchange Date (defined in each Agreement to be ___________, 2002 or such other date as may be agreed upon by the Emerging Markets Fund and the Institutional Portfolio). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement and Plan of Reorganization in Appendix A.

         Immediately following the Exchange Date, the Merger Shares received by the Institutional Portfolio will be distributed pro rata to its shareholders of record as of the close of business on the Exchange Date. As a result of the proposed transaction, each holder of shares of the Institutional Portfolio will receive a number of full and fractional Investor Shares of the Emerging Markets Fund, equal in aggregate value at the Exchange Date to the value of the shares of the Institutional Portfolio held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Emerging Markets Fund in the names of the Institutional Portfolio shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Emerging Markets Fund will not be represented by certificates, certificates for Merger Shares will not be issued.

         The consummation of the transactions contemplated by the Proposal is subject to the conditions set forth in the Agreement in each instance, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated, and the Merger abandoned, at any time prior to the Exchange Date, before or after approval by the shareholders of the Institutional Portfolio, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

         All legal and accounting fees and expenses, printing expenses, and other fees and expenses (other than portfolio transfer taxes (if any), brokerage and other similar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Proposal under the Agreement will be borne by Schroders or its affiliates. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

         DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Institutional Portfolio's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Investor Shares of the Emerging Markets Fund. Holders of Advisor Shares of the Institutional Portfolio will receive Investor Shares of the Emerging Markets Fund in the Merger.

         ORGANIZATION. Each of the Merger Shares will be fully paid and nonassessable by the Emerging Markets Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument") permits Schroder Capital Funds (Delaware) to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

         FEDERAL INCOME TAX CONSEQUENCES. The Merger is intended to be a tax-free reorganization. As a condition to the Institutional Portfolio's obligations to consummate the Merger, the Institutional Portfolio will receive an opinion from counsel to the Institutional Portfolio to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Institutional Portfolio as a result of each reorganization; (ii) under Section 354 of the code, no gain or loss will be recognized by shareholders of the Institutional Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Institutional Portfolio; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Institutional Portfolio's shareholders receive in place of their Institutional Portfolio shares will be the same as the basis of those shareholders' Institutional Portfolio shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Institutional Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Institutional Portfolio shares as a capital asset;
(v) under Section 1032 of the Code, no gain or loss will be recognized by the Emerging Markets Fund as a result of the reorganizations; (vi) under Section 362(b) of the Code, the Emerging Markets Fund's tax basis in the assets that the Emerging Markets Fund receives from the Institutional Portfolio will be the same as the Institutional Portfolio's basis in such assets; and (vii) under Section 1223(2) of the Code, the Emerging Markets Fund's holding period in such assets will include the Institutional Portfolios' holding period in such assets. The opinion will be based on certain factual certifications made by officers of Schroder Capital Funds (Delaware) and will also be based on customary assumptions.

         Prior to the Exchange Date, the Institutional Portfolio will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         CAPITALIZATION. The following table shows the capitalization of the Emerging Markets Fund and the Institutional Portfolio as of October 31, 2001, and of the Emerging Markets Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Emerging Markets Fund of the assets and liabilities of the Institutional Portfolio at net asset value:

CAPITALIZATION TABLES
OCTOBER 31, 2001
(UNAUDITED)

                                                                                 SCHRODER EMERGING
                                    SCHRODER EMERGING            SCHRODER          MARKETS FUND
                                      MARKETS FUND -         EMERGING MARKETS        PRO FORMA
                                 INSTITUTIONAL PORTFOLIO           FUND              COMBINED
                                 -----------------------           ----              --------
Net assets (000's omitted)
   Investor....................          25,303                   29,220              63,123
   Advisor.....................           8,600                    N/A                  N/A

Shares outstanding (000's omitted)
   Investor....................           3,916                    3,901               8,426
   Advisor.....................           1,333                    N/A                  N/A

Net asset value per share
   Investor....................           $6.46                    $7.49               $7.49
   Advisor.....................           $6.45                    N/A                  N/A

Pro forma financial statements of the Emerging Markets Fund as of and for the fiscal year ended October 31, 2001 are included in the Merger SAI. Because the Agreement provides that the Emerging Markets Fund will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of each class of the Institutional Portfolio to the Emerging Markets Fund, as contemplated by the Agreement.

                             III. VOTING INFORMATION

         REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger for the Institutional Portfolio will require the affirmative vote of a majority of the outstanding shares of the Institutional Portfolio.

         RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of the Institutional Portfolio at the close of business on [____________, 2002] (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of one-third of the outstanding shares of the Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

         Votes cast by proxy or in person at the Meeting will be counted by persons appointed by Schroder Capital Funds (Delaware) as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposal.

         SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Institutional Portfolio, there were issued and outstanding [ ] Investor Shares of beneficial interest and [ ] Advisor Shares of beneficial interest of the Institutional Portfolio.

         As of the Record Date, the officers and Trustees of Schroder Capital Funds (Delaware) as aa group beneficially owned less than 1% of the outstanding shares of the Institutional Portfolio. As of the Record Date, to the best of the knowledge of the Institutional Portfolio, the following persons owned of record or beneficially 5% or more of any class of the outstanding shares of the Institutional Portfolio:

                                [TO BE SUPPLIED]

         SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of Schroder Capital Funds (Delaware) and the employees of Schroders and its affiliates.

         REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Schroder Capital Funds (Delaware) at 875 Third Avenue, 26th Floor, New York, New York 10022), in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of Schroder Capital Funds (Delaware). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made with regard to the applicable proposal (set forth in the Notice of Meeting), to approve the Proposal.

         ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

         SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Trust Instrument of Schroder Capital Funds (Delaware) does not provide for annual meetings of shareholders, and Schroder Capital Funds (Delaware) does not currently intend to hold such a meeting for shareholders of the Institutional Portfolio in 2002. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Institutional Portfolio's shareholders must be received by Schroder Capital Funds (Delaware) a reasonable period of time prior to any such meeting. If the Merger described in the Proposal is consummated, there will be no further meetings of the shareholders of the Institutional Portfolio.

         OTHER MATTERS. The Trustees of Schroder Capital Funds (Delaware) know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                         IV. INFORMATION ABOUT THE FUNDS

         Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Funds' Prospectuses, each Fund's SAI, and the Annual and Semi-Annual Reports, which are available upon request by calling 800-464-3108.

         Schroder Capital Funds (Delaware) is subject to the informational requirements of the Securities Exchange Act of 1934, and accordingly files reports and other information with the Securities and Exchange Commission. Reports and other information filed by Schroder Capital Funds (Delaware) with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the "Agreement") is made as of May 14, 2002 in Boston, Massachusetts, by and between Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder Emerging Markets Institutional Portfolio series (the "Institutional Portfolio"), and Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder Emerging Markets Fund series (the "Emerging Markets Fund").

PLAN OF REORGANIZATION

         (a) The Institutional Portfolio will sell, assign, convey, transfer and deliver to the Emerging Markets Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Emerging Markets Fund shall, on the Exchange Date, assume all of the liabilities of the Institutional Portfolio existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Institutional Portfolio (i) a number of full and fractional Investor Shares of beneficial interest of the Emerging Markets Fund (the "Investor Class Reorganization Shares") having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Investor Shares of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Investor Shares of the Institutional Portfolio assumed by the Emerging Markets Fund on that date, and (ii) a number of full and fractional Investor Shares of beneficial interest of the Emerging Markets Fund (the "Advisor Class Reorganization Shares") having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Advisor Shares of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Advisor Shares of the Institutional Portfolio assumed by the Emerging Markets Fund on that date.

         The Investor Class Reorganization Shares and the Advisor Class Reorganization Shares shall be referred to collectively as the "Merger Shares."

         (b) Upon consummation of the transaction described in paragraph
(a) above, the Institutional Portfolio shall distribute in complete liquidation to its Investor Class and Advisor Class shareholders of record as of the Exchange Date the Investor Class Reorganization Shares and Advisor Class Reorganization Shares, each shareholder being entitled to receive that proportion of such Investor Class Reorganization Shares and Advisor Class Reorganization Shares which the number of Investor Shares and Advisor Shares of beneficial interest of the Institutional Portfolio held by such shareholder bears to the number of Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding Investor Shares and Advisor Shares of the Institutional Portfolio will simultaneously be canceled on the books of the Institutional Portfolio.

         (c) As promptly as practicable after the liquidation of the Institutional Portfolio as aforesaid, the Institutional Portfolio shall be dissolved pursuant to the provisions of the Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument"), and applicable law, and its legal existence terminated. Any reporting responsibility of the Institutional Portfolio is and shall remain the responsibility of the Institutional Portfolio up to and including the Exchange Date and, if applicable, such later date on which the Institutional Portfolio is liquidated.

AGREEMENT

1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE EMERGING MARKETS FUND. The Emerging Markets Fund represents and warrants to and agrees with the Institutional Portfolio that:

         a) The Emerging Markets Fund is a series of Schroder Capital Funds (Delaware), a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Emerging Markets Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

         b) [Reserved]

         c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Emerging Markets Fund as of and for the year ended October 31, 2001, and for the six months ending April 30, 2002, have been furnished to the Institutional Portfolio. Such statements of assets and liabilities and schedules fairly present the financial position of the Emerging Markets Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

         d) The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated January 28, 2002, relating to the Emerging Markets Fund (collectively, as from time to time amended, the "Emerging Markets Fund Prospectus"), which have previously been furnished to the Institutional Portfolio, did not as of such date and do not contain as of the date hereof, with respect to the Emerging Markets Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened against Schroder Capital Funds (Delaware) or the Emerging Markets Fund, which assert liability on the part of the Emerging Markets Fund. The Emerging Markets Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         f) The Emerging Markets Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of April 30, 2002, those incurred in the ordinary course of its business as an investment company since April 30, 2002 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Emerging Markets Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Institutional Portfolio of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2002, whether or not incurred in the ordinary course of business.

         g) As of the Exchange Date, the Emerging Markets Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Emerging Markets Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Emerging Markets Fund. All tax liabilities of the Emerging Markets Fund have been adequately provided for on its books, and no tax deficiency or liability of the Emerging Markets Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Emerging Markets Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         i) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Schroder Capital Funds (Delaware) on Form N-14 on behalf of the Emerging Markets Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Institutional Portfolio relating to the meeting of the Institutional Portfolio shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Institutional Portfolio Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by Schroder Capital Funds (Delaware), and the Institutional Portfolio Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Institutional Portfolio Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Institutional Portfolio to the Emerging Markets Fund specifically for use in the Registration Statement or the Institutional Portfolio Proxy Statement.

         j) There are no material contracts outstanding to which the Emerging Markets Fund is a party, other than as are or will be disclosed in the Emerging Markets Fund Prospectus, the Registration Statement or the Institutional Portfolio Proxy Statement.

         k) All of the issued and outstanding shares of beneficial interest of the Emerging Markets Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Emerging Markets Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

         l) The Emerging Markets Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

         m) The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

         n) The Merger Shares to be issued to the Institutional Portfolio have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Emerging Markets Fund, and no shareholder of the Emerging Markets Fund will have any preemptive right of subscription or purchase in respect thereof.

         o) All issued and outstanding shares of the Emerging Markets Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Emerging Markets Fund. The Emerging Markets Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Emerging Markets Fund shares, nor is there outstanding any security convertible into any Emerging Markets Fund shares.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE INSTITUTIONAL PORTFOLIO. The Institutional Portfolio represents and warrants to and agrees with the Emerging Markets Fund that:

         a) The Institutional Portfolio is a series of Schroder Capital Funds (Delaware) a Delaware business trust duly established and validly existing under the laws of The State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Institutional Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

         b) [Reserved]

         c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Institutional Portfolio as of and for the year ended October 31, 2001, and for the six months ending April 30, 2002, have been furnished to the Emerging Markets Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Institutional Portfolio as of such dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

         d) The current prospectuses and statement of additional information of Schroder Capital Funds (Delaware), each dated January 28, 2002 relating to the Institutional Portfolio (collectively, as from time to time amended, the "Institutional Portfolio Prospectus"), which have previously been furnished to the Emerging Markets Fund, did not contain as of such dates and do not contain, with respect to the Institutional Portfolio, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Institutional Portfolio, threatened against Schroder Capital Funds (Delaware) or the Institutional Portfolio, which assert liability on the part of the Institutional Portfolio. The Institutional Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         f) There are no material contracts outstanding to which the Institutional Portfolio is a party, other than as are disclosed in the registration statement on Form N-1A of Schroder Capital Funds (Delaware) or the Institutional Portfolio Prospectus.

         g) The Institutional Portfolio has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Institutional Portfolio's statement of assets and liabilities as of April 30, 2002 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Institutional Portfolio will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Emerging Markets Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2002, whether or not incurred in the ordinary course of business.

         h) As of the Exchange Date, the Institutional Portfolio will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Institutional Portfolio and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Institutional Portfolio. All tax liabilities of the Institutional Portfolio have been adequately provided for on its books, and no tax deficiency or liability of the Institutional Portfolio has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

         i) At the Exchange Date, Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Institutional Portfolio to be transferred to the Emerging Markets Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Emerging Markets Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Emerging Markets Fund. As used in this Agreement, the term "Investments" shall mean the Institutional Portfolio's investments shown on the schedule of its investments as of April 30, 2002 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Institutional Portfolio shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

         j) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Emerging Markets Fund or the Institutional Portfolio, except as previously disclosed to the Emerging Markets Fund by the Institutional Portfolio.

         k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Institutional Portfolio of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

         l) The Registration Statement and the Institutional Portfolio Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Institutional Portfolio Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Institutional Portfolio Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Emerging Markets Fund to the Institutional Portfolio or Schroder Capital Funds (Delaware) specifically for use in the Registration Statement or the Institutional Portfolio Proxy Statement.

         m) The Institutional Portfolio qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under
Section 851 and 852 of the Code.

         n) At the Exchange Date, the Institutional Portfolio will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Institutional Portfolio pursuant to this Agreement, the Emerging Markets Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Institutional Portfolio to dispose of any assets if, in the reasonable judgment of the Institutional Portfolio, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Institutional Portfolio's fiduciary duty to its shareholders.

         o) All of the issued and outstanding shares of beneficial interest of the Institutional Portfolio shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Institutional Portfolio has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

         p) All issued and outstanding shares of the Institutional Portfolio are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Institutional Portfolio. The Institutional Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Institutional Portfolio shares, nor is there outstanding any security convertible into any of the Institutional Portfolio shares.

3. REORGANIZATION.

         a) Subject to the requisite approval of the shareholders of the Institutional Portfolio and to the other terms and conditions contained herein (including the Institutional Portfolio's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m)), the Institutional Portfolio agrees to sell, assign, convey, transfer and deliver to the Emerging Markets Fund, and the Emerging Markets Fund agrees to acquire from the Institutional Portfolio, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Institutional Portfolio, whether accrued or contingent (including cash received by the Institutional Portfolio upon the liquidation by the Institutional Portfolio of any Investments), in exchange for that number of shares of beneficial interest of the Emerging Markets Fund provided for in
Section 4 and the assumption by the Emerging Markets Fund of all of the liabilities of the Institutional Portfolio, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Institutional Portfolio's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Institutional Portfolio will, as soon as practicable after the Exchange Date, distribute all of the Investor Class Reorganization Shares and Advisor Class Reorganization Shares received by it to the shareholders of the Institutional Portfolio in exchange for their Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio.

         b) The Institutional Portfolio will pay or cause to be paid to the Emerging Markets Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Institutional Portfolio, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Emerging Markets Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Institutional Portfolio acquired by the Emerging Markets Fund.

         c) The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

4. VALUATION TIME. On the Exchange Date, the Emerging Markets Fund will deliver to the Institutional Portfolio a number of full and fractional Investor Class Reorganization Shares and Advisor Class Reorganization Shares having an aggregate net asset value equal to the value of the assets of the Institutional Portfolio attributable to the Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio transferred to the Emerging Markets Fund on such date less the value of the liabilities of the Institutional Portfolio attributable to the Investor Shares and Advisor Shares, respectively, of the Institutional Portfolio assumed by the Emerging Markets Fund on that date.

         a) The net asset value of the Merger Shares to be delivered to the Institutional Portfolio, the value of the assets attributable to the Investor Shares and Advisor Shares of the Institutional Portfolio and the value of the liabilities attributable to the Investor Shares and Advisor Shares of the Institutional Portfolio to be assumed by the Emerging Markets Fund shall in each case be determined as of the Valuation Time.

         b) The net asset value of the Merger Shares shall be computed in the manner set forth in the Emerging Markets Fund Prospectus. The value of the assets and liabilities of the Investor Shares and Advisor Shares of the Institutional Portfolio shall be determined by the Emerging Markets Fund, in cooperation with the Institutional Portfolio, pursuant to procedures which the Emerging Markets Fund would use in determining the fair market value of the Emerging Markets Fund's assets and liabilities.

         c) No adjustment shall be made in the net asset value of either the Institutional Portfolio or the Emerging Markets Fund to take into account differences in realized and unrealized gains and losses.

         d) The Institutional Portfolio shall distribute the Merger Shares to the shareholders of the Institutional Portfolio by furnishing written instructions to the Emerging Markets Fund's transfer agent, which will as soon as practicable open accounts for each Institutional Portfolio shareholder in accordance with such written instructions.

         e) The Emerging Markets Fund shall assume all liabilities of the Institutional Portfolio, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Institutional Portfolio or otherwise, except for the Institutional Portfolio's liabilities, if any, pursuant to this Agreement.

5. EXPENSES, FEES, ETC.

         a) The parties hereto understand and agree that the costs of all transactions contemplated by the Agreement are being borne by Schroder Investment Management North America Inc. or its affiliates. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

         b) In the event the transactions contemplated by this Agreement are not consummated for any reason, Schroder Investment Management North America Inc. or its affiliates shall bear all expenses incurred in connection with such transactions.

         c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

6. EXCHANGE DATE. Delivery of the assets of the Institutional Portfolio to be transferred, assumption of the liabilities of the Institutional Portfolio to be assumed, and the delivery of the Merger Shares to be issued shall be made at New York, New York, as of _________, 2002, or at such other date agreed to by the Emerging Markets Fund and the Institutional Portfolio, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7. MEETINGS OF SHAREHOLDERS; DISSOLUTION.

         a) Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, agrees to call a meeting of the Institutional Portfolio's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Emerging Markets Fund as herein provided and adopting this Agreement.

         b) The Institutional Portfolio agrees that the liquidation and dissolution of the Institutional Portfolio will be effected in the manner provided in the Trust Instrument in accordance with applicable law and that on and after the Exchange Date, the Institutional Portfolio shall not conduct any business except in connection with its liquidation and dissolution.

         c) The Emerging Markets Fund has, in consultation with the Institutional Portfolio and based in part on information furnished by the Institutional Portfolio, filed the Registration Statement with the Commission. Each of the Institutional Portfolio and the Emerging Markets Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

8. CONDITIONS TO THE EMERGING MARKETS FUND'S OBLIGATIONS. The obligations of the Emerging Markets Fund hereunder shall be subject to the following conditions:

         a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Institutional Portfolio entitled to vote.

         b) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a statement of the Institutional Portfolio's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Institutional Portfolio's behalf by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital

Funds (Delaware), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Institutional Portfolio since October 31, 2001, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Institutional Portfolio, or changes due to dividends paid or losses from operations.

         c) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Institutional Portfolio made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Institutional Portfolio has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

         d) [Reserved]

         e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

         f) That the Emerging Markets Fund shall have received an opinion of Ropes & Gray, counsel to the Institutional Portfolio, in form satisfactory to counsel to the Emerging Markets Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of The State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio and, assuming that the Registration Statement, the Institutional Portfolio Prospectus and the Institutional Portfolio Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio, is a valid and binding obligation of Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio; (iii) Schroder Capital Funds (Delaware), on behalf of the Institutional Portfolio, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Institutional Portfolio will have duly sold, assigned, conveyed, transferred and delivered such assets to the Emerging Markets Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Institutional Portfolio is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

         g) That the Emerging Markets Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Emerging Markets Fund and its counsel, with respect to the matters specified in Section 9(f) of this Agreement.

         h) That the Emerging Markets Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Emerging Markets Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes (i) no gain or loss will be recognized by the Emerging Markets Fund upon receipt of the Investments transferred to the Emerging Markets Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Emerging Markets Fund of the Investments will be the same as the basis of the Investments in the hands of the Institutional Portfolio immediately prior to such exchange; and (iii) the Emerging Markets Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Emerging Markets Fund.

         i) That the assets of the Institutional Portfolio to be acquired by the Emerging Markets Fund will include no assets which the Emerging Markets Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

         j) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened by the Commission.

         k) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

         l) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Emerging Markets Fund and its counsel.

         m) That, prior to the Exchange Date, the Institutional Portfolio shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Institutional Portfolio (i) all of the excess of (x) the Institutional Portfolio's investment income excludable from gross income under Section 103(a) of the Code over (y) the Institutional Portfolio's deductions disallowed under Sections 265 and 171(a)(2) of the Code,
(ii) all of the Institutional Portfolio's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after October 31, 2001 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid) in each case for its taxable years ending on or after October 31, 2001 and on or prior to the Exchange Date, and (iii) all of the Institutional Portfolio's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on October 31, 2001 and all subsequent taxable periods ending on or prior to the Exchange Date.

         n) That the Institutional Portfolio shall have furnished to the Emerging Markets Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), as to the tax cost to the Institutional Portfolio of the securities delivered to the Emerging Markets Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Emerging Markets Fund may reasonably request.

         o) That the Institutional Portfolio's custodian shall have delivered to the Emerging Markets Fund a certificate identifying all of the assets of the Institutional Portfolio held or maintained by such custodian as of the Valuation Time.

         p) That the Institutional Portfolio's transfer agent shall have provided to the Emerging Markets Fund (i) the originals or true copies of all of the records of the Institutional Portfolio in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of the Institutional Portfolio outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

         q) [Reserved]

         r) [Reserved]

         s) That the merger of the Institutional Portfolio into the Emerging Markets Fund shall be approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Institutional Portfolio.

9. CONDITIONS TO THE INSTITUTIONAL PORTFOLIO'S OBLIGATIONS. The obligations of the Institutional Portfolio hereunder shall be subject to the following conditions:

         a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Institutional Portfolio entitled to vote.

         b) That Schroder Capital Funds (Delaware), on behalf of the Emerging Markets Fund, shall have executed and delivered to the Institutional Portfolio an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Emerging Markets Fund will assume all of the liabilities of the Institutional Portfolio existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

         c) That the Emerging Markets Fund shall have furnished to the Institutional Portfolio a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Emerging Markets Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Emerging Markets Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that Schroder Capital Funds (Delaware) shall have furnished to the Institutional Portfolio a statement, dated the Exchange Date, signed by an officer of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date, to the best of the knowledge of Schroder Capital Fund's (Delaware), after due inquiry, all representations and warranties of the Emerging Markets Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

         d) That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

         e) That the Institutional Portfolio shall have received an opinion of Ropes & Gray, counsel to the Emerging Markets Fund, in form satisfactory to counsel to the Institutional Portfolio, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Institutional Portfolio as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by Schroder Capital Funds (Delaware) and the Emerging Markets Fund and no shareholder of the Emerging Markets Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund and, assuming that the Emerging Markets Fund Prospectus, the Registration Statement and the Institutional Portfolio Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio, is a valid and binding obligation of Schroder Capital Funds (Delaware) and the Emerging Markets Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws, or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Emerging Markets

Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

         f) That the Institutional Portfolio shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Institutional Portfolio and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Institutional Portfolio as a result of the reorganization; (ii) no gain or loss will be recognized by shareholders of the Institutional Portfolio on the distribution of Merger Shares to them in exchange for their shares of the Institutional Portfolio; (iii) the tax basis of the Merger Shares that the Institutional Portfolio's shareholders receive in place of their Institutional Portfolio shares will be the same as the basis of the Institutional Portfolio shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Institutional Portfolio shares exchanged for the Merger Shares, provided that the shareholder held the Institutional Portfolio shares as a capital asset.

         g) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Institutional Portfolio and its counsel.

         h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Emerging Markets Fund, threatened by the Commission.

         i) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

10. [RESERVED]

11. WAIVER OF CONDITIONS. Each of the Institutional Portfolio or the Emerging Markets Fund, after consultation with counsel and by consent of the trustees of Schroder Capital Funds (Delaware) and Schroder Capital Funds (Delaware), as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(h), 9(a) and 9(f).

12. NO BROKER, ETC. Each of the Institutional Portfolio and the Emerging Markets Fund represents that there is no person who has dealt with it or Schroder Capital Funds (Delaware) and Schroder Capital Funds (Delaware), as the case may be, who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13. TERMINATION. The Institutional Portfolio and the Emerging Markets Fund may, by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by October 31, 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Institutional Portfolio and the Emerging Markets Fund.

14. [RESERVED]

15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

17. TRUST INSTRUMENT. Notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Institutional Portfolio as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) and individually but are binding only upon the assets and property of the Institutional Portfolio.

         Notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Emerging Markets Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) individually but are binding only upon the assets and property of the Emerging Markets Fund.

                          SCHRODER CAPITAL FUNDS (DELAWARE)
                          on behalf of its Schroder Emerging Markets Fund Institutional Portfolio series


                          By:_____________________________________
                             Name:
                             Title:


                          SCHRODER CAPITAL FUNDS (DELAWARE)
                          on behalf of its Schroder Emerging Markets Fund series


                          By:_____________________________________
                             Name:
                             Title:

                                                                      APPENDIX B

               Fundamental and Certain Non-Fundamental Investment
        Policies of the Emerging Markets Fund and Institutional Portfolio

SCHRODER EMERGING MARKETS FUND

FUNDAMENTAL POLICIES:

Schroder Emerging Markets Fund will not:

1. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories or possessions of the United States or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the Investment Company Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the Investment Company Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

2. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

3. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

4. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

6. Underwrite (as that term is defined in the Securities Act of 1933, as amended) securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except as permitted by applicable law. (For the purpose of this restriction, none of the following is deemed to be, or to create a class of, senior securities: any permissible borrowing; any collateral arrangement with respect to options, futures contracts, options on futures contracts, or other financial instruments, or with respect to initial or variation margin and the purchase or sale of, or the Fund's otherwise entering into, options, forward contracts, futures contracts, options on futures contracts, or other financial instruments.)

NONFUNDAMENTAL POLICIES:

1. The Fund is "non-diversified" as that term is defined in the Investment Company Act. To the extent required to qualify as a RIC under the Internal Revenue Code of 1986, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchase securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities.

3. The Fund will not invest more than 15% of its net assets in "illiquid securities", which include: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the Securities Act of 1933, as amended, ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees of the Trust.

4. The Fund will not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. The Fund will not invest in securities of another investment company, except to the extent permitted by the Investment Company Act.

6. The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against-the-box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7. The Fund will not purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

8. The Fund will not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

9. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies determined by Schroders to be "emerging markets" issuers.

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

FUNDAMENTAL POLICIES

Schroder Emerging Markets Fund Institutional Portfolio will not:

1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio);

2. Invest in commodities or commodity contracts (other than hedging instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract);

3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments which it may use as permitted by any of its other fundamental policies;

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

5. Lend money except in connection with the acquisition of debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may make loans of portfolio securities and enter into repurchase agreements;

6.  Make short sales of securities;

7. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs); and

8. Invest in real estate or in interests in real estate (but may purchase readily marketable securities of companies holding real estate or interests therein).

NON-FUNDAMENTAL POLICIES

1. As a non-fundamental policy, the Fund will not invest in or hold securities of any issuer if officers or Trustees of the Trust or Schroders individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

2. As a non-fundamental policy, the Fund will not invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation.

3. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroders to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroders to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

4. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies determined by Schroders to be "emerging markets" issuers.

         All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                                  FORM OF PROXY

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)
                     PROXY SOLICITED BY THE BOAD OF TRUSTEES
                 FOR A MEETING OF SHAREHOLDERS -- ________, 2002

         The undersigned hereby appoints Catherine A. Mazza, Carin F. Muhlbaum and Alan M. Mandel, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Fund indicated above to be held at the offices of Schroder Capital Funds (Delaware), 875 Third Avenue, 22nd Floor, New York, New York 10022 on _______, 2002 at 10:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOODER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR the proposal.

                      TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.


                                        NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                        APPEARS ON THIS PROXY CARD. All Joint
                                        owners should sign. When signing as
                                        executor, administrator, attorney,
                                        trustee or guardian or as custodian for
                                        a minor, please give full title as such.
                                        If a corporation, name and indicate the
                                        signer's office. If a partner, sign in
                                        the partnership name.


                                        ----------------------------------------
                                        Signature


                                        ----------------------------------------
                                        Signature (if held jointly)


                                        ----------------------------------------
                                        Date

                           FOR    AGAINST    ABSTAIN

                           [ ]      [ ]        [ ]

I. Proposal to approve the Agreement and Plan of Reorganization providing for the Merger of the Schroder Emerging Markets Fund Institutional Portfolio with Schroder Emerging Markets Fund, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.

PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                    FORM N-14
                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                              ____________ __, 2002

         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Emerging Markets Fund Institutional Portfolio, a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Institutional Portfolio") into Schroder Emerging Markets Fund, a series of Schroder Capital Funds (Delaware) (the "Emerging Markets Fund").

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated ____________ __, 2002 (the "Prospectus/Proxy Statement") of the Emerging Markets Fund which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Institutional Portfolio to the Emerging Markets Fund. The Emerging Markets Fund would distribute the Institutional Portfolio shares it receives to their shareholders in complete liquidation of the Institutional Portfolio.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                                TABLE OF CONTENTS

I.    Additional Information about the Institutional Portfolio and the
      Emerging Markets Fund..................................................B-2
II.   Financial Statements...................................................B-2

                                    FORM N-14
                                     PART B

I. Additional Information about Schroder Emerging Markets Fund Institutional Portfolio and Schroder Emerging Markets Fund.

         Additional information about the Institutional Portfolio and the Emerging Markets Fund is incorporated by reference to the current Prospectuses (for Investor Shares and, in the case of the Institutional Portfolio, for Advisor Shares) and Statements of Additional Information, each dated January 28, 2002 and each as supplemented through the date hereof. These Prospectuses and Statements of Additional Information have each been filed with the Securities and Exchange Commission.

II. Financial Statements.

         This Statement of Additional Information incorporates by reference the Annual Reports for the year ended October 31, 2001, including the reports of PricewaterhouseCoopers LLP, of the Institutional Portfolio and the Emerging Markets Fund (the "Reports"), which contain historical financial information regarding these Funds. The Reports have been filed with the Securities and Exchange Commission. The Reports also accompany the Prospectus/Proxy Statement. In addition, the Semi-Annual Reports for each of these Funds for the six months ended April 30, 2002 will accompany the Prospectus/Proxy Statement.

         Pro forma financial statements of the Emerging Markets Fund are provided on the following pages.

                  PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
           Schroder Emerging Markets Fund Institutional Portfolio and
                Schroder Emerging Markets Fund October 31, 2001

                                                        SCHRODER                       SCHRODER
                                                  EMERGING MARKETS FUND            EMERGING MARKETS
                                                  INSTITUTIONAL PORTFOLIO                FUND                       COMBINED

      COUNTRY/SECURITY DESCRIPTION                 SHARES          VALUE        SHARES          VALUE        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA
Quilmes Industrial (Quinsa) ADR                     5,650       $ 56,500         4,000       $ 40,000         9,650         $ 96,500

BRAZIL                                                                                                            -                -
Aracruz Celulose ADR                                4,000         70,000         3,000         52,500         7,000          122,500
Brasil Telecom Participacoes ADR                    4,000        112,000         3,820        106,960         7,820          218,960
Companhia de Bebidas (Ambev) ADR                        -              -        16,300        264,712        16,300          264,712
Companhia Vale do Rio Doce ADR                     20,900        434,302        16,100        317,328        37,000          751,630
Embratel Participacoes ADR                         24,000         64,800        17,500         47,250        41,500          112,050
Pao De Acucar CBD ADR                               9,830        149,220         7,700        116,886        17,530          266,106
Petroleo Brasileiro ADR                            48,870        943,406        32,450        626,428        81,320        1,569,834
Tele Norte Leste Participacoes ADR                 30,577        310,662        25,908        263,225        56,485          573,887
Telesp Celular Participacoes ADR                        -              -         6,700         33,835         6,700           33,835
Votorantim Celulose e Papel ADR                     8,700        130,735         7,500        112,702        16,200          243,437
     Total Brazil                                              2,215,125                    1,941,826                      4,156,951

CHILE                                                                                                             -                -
Banco de A. Edwards ADR                                 -              -         8,200        124,451         8,200          124,451
Banco Santander Chile ADR                               -              -         4,900         79,135         4,900           79,135
Banco Santiago ADR                                 11,200        235,200             -              -        11,200          235,200
Compania Cervecerias Unidas ADR                     5,950         94,129             -              -         5,950           94,129
Compania De Telecom Chile ADR                      24,875        256,212        15,400        158,620        40,275          414,832
Distribucion Y Servicio D&S ADR                    12,100        131,285         8,800         95,480        20,900          226,765
Embotelladora Andina ADR                                -              -         5,900         42,952         5,900           42,952
Empressa Nacional De Electricidad ADR               9,800         85,260        11,463         99,728        21,263          184,988
     Total Chile                                                 802,086                      600,366                      1,402,452

CHINA
China Petroleum & Chemical (Sinopec)            1,059,000        164,280       972,000        150,784     2,031,000          315,064
Huaneng Power International                       140,000         86,153       160,000         98,461       300,000          184,614
PetroChina                                        886,000        166,976       608,000        114,584     1,494,000          281,560
     Total China                                                 417,409                      363,829                        781,238

CZECH REPUBLIC                                                                                                    -                -
Cesky Telecom GDR                                       -              -        14,078        109,809        14,078          109,809
Cesky Telecom                                      16,856        131,471             -              -        16,856          131,471
CEZ                                                29,600         60,275        31,500         64,144        61,100          124,419
Komercni Banka                                      3,200         83,168         3,855        100,191         7,055          183,359
     Total Czech Republic                                        274,914                      274,144                        549,058

EGYPT
Mobilnil                                           10,890         94,518         7,830         67,959        18,720          162,477

HONG KONG
China Merchants Holdings International            118,000         74,884        90,000         57,115       208,000          131,999
China Mobile (Hong Kong)                          334,000      1,012,700       262,500        795,909       596,500        1,808,609
CNOOC                                              88,500         86,798        85,000         83,365       173,500          170,163
Legend Holdings                                   422,000        177,185       328,000        137,717       750,000          314,902
Pacific Century CyberWorks                        402,000        106,942       507,000        134,875       909,000          241,817
Shanghai Industrial Holdings                       49,000         82,608        37,000         62,378        86,000          144,986
     Total Hong Kong                                           1,541,117                    1,271,359                      2,812,476

HUNGARY
Magyar Olaj - es Gaz GDS                           10,800        171,180         8,100        128,385        18,900          299,565
Matav Rt. ADR                                      14,678        228,243        12,110        188,310        26,788          416,553
OTP Bank Rt. GDR                                    3,080        161,546         2,670        140,042         5,750          301,588
Richter Gedeon GDS                                  2,050        111,415         1,830         99,458         3,880          210,873
     Total Hungary                                               672,384                      556,195                      1,228,579

INDIA
Dr. Reddy's Laboratories                           16,000        353,406             -              -        16,000          353,406
HDFC Bank ADR                                                                    5,500         83,710         5,500           83,710
Hindustan Lever                                    74,350        331,701             -              -        74,350          331,701
Housing Development Finance                        19,901        289,537             -              -        19,901          289,537
Infosys Technologies                                2,600        158,470             -              -         2,600          158,470
ITC                                                14,752        211,551             -              -        14,752          211,551
ITC GDR                                                 -              -        10,500        152,250        10,500          152,250
Mahanagar Telephone Nigam ADR                           -              -        13,000         70,214        13,000           70,214
Nestle India                                        8,500         88,206             -              -         8,500           88,206
Ranbaxy Laboratories                               17,500        259,473             -              -        17,500          259,473
Reliance Industries                                33,010        176,778             -              -        33,010          176,778
Reliance Industries GDR                                 -              -        21,100        241,595        21,100          241,595
State Bank of India                                19,300         75,205             -              -        19,300           75,205
Videsh Sanchar Nigam                                9,300         44,504             -              -         9,300           44,504
Videsh Sanchar Nigam ADR                                -              -         2,200         21,340         2,200           21,340
     Total India                                               1,988,831                      569,109                      2,557,940

INDONESIA
PT Hanjaya Mandala Sampoerna                      209,000         59,857       274,000         78,473       483,000          138,330
Telekomunikasi Indonesia                        1,132,780        305,499       791,200        213,378     1,923,980          518,877
     Total Indonesia                                             365,356                      291,851                        657,207

ISRAEL
Bank Hapoalim                                      80,960        157,196        69,300        134,556       150,260          291,752
Bank Leumi Le-Israel                               56,410        100,708        37,500         66,948        93,910          167,656
BEZEQ Israeli Telecommunication                    48,200         50,956        69,000         72,945       117,200          123,901

                                                                 B-4

Check Point Software Technologies                  10,435        308,041         8,549        252,366        18,984          560,407
IDB Development                                         -              -         1,690         39,243         1,690           39,243
Orbotech                                            2,620         56,487         2,730         58,859         5,350          115,346
Teva Pharmaceutical Industries ADR                  5,193        320,928         4,480        276,864         9,673          597,792
     Total Israel                                                994,316                      901,781                      1,896,097

KOREA
Hyundai Mobis                                      19,000        212,741        14,000        156,757        33,000          369,498
Hyundai Motor                                       7,200        115,645         9,300        149,374        16,500          265,019
Hyundai Securities                                 62,000        349,498        43,700        246,340       105,700          595,838
Kookmin Bank                                       17,232        449,097        12,378        322,593        29,610          771,690
Korea Electric Power (KEPCO)                       32,370        509,921        22,100        348,139        54,470          858,060
Korea Telecom ADR                                  11,600        241,744        11,600        241,744        23,200          483,488
KT Freetel                                          7,000        189,189         4,200        113,514        11,200          302,703
LG Electronics                                     31,060        322,592        25,550        265,365        56,610          587,957
Pohang Iron & Steel                                 1,100         75,598             -              -         1,100           75,598
Pohang Iron & Steel ADR                             9,760        167,384        13,590        233,068        23,350          400,452
Samsung Electronics                                10,794      1,446,146         8,780      1,176,316        19,574        2,622,462
Samsung Securities                                 11,060        286,535         9,760        252,856        20,820          539,391
Shinhan Financial Group                            15,200        130,873        11,370         97,896        26,570          228,769
SK Telecom                                          4,520        856,880         3,800        720,386         8,320        1,577,266
     Total Korea                                               5,353,843                    4,324,348                      9,678,191

MALAYSIA
Malayan Banking                                   124,350        232,336        99,250        185,439       223,600          417,775
Public Bank                                       230,000        159,183       170,000        117,657       400,000          276,840
Resorts World                                     356,000        487,153       328,000        448,837       684,000          935,990
Telekom Malaysia                                  154,000        354,601       106,000        244,076       260,000          598,677
Tenaga Nasional                                    39,000         88,775        74,000        168,445       113,000          257,220
     Total Malaysia                                            1,322,048                    1,164,454                      2,486,502

MEXICO
America Movil ADR                                  34,080        511,200        25,550        383,250        59,630          894,450
Cemex                                                   -              -        47,626        218,775        47,626          218,775
Cemex ADR                                          10,128        232,944             -              -        10,128          232,944
Coca-Cola Femsa ADR                                 5,600        112,504         4,100         82,369         9,700          194,873
Fomento Economico Mexico                           93,450        292,410        55,170        172,630       148,620          465,040
Grupo Financiero Banorte                                -              -        27,300         44,113        27,300           44,113
Grupo Financiero BBVA Bancomer                    570,450        432,831       472,700        358,663     1,043,150          791,494
Grupo Iusacell ADR                                      -              -         1,523          3,975         1,523            3,975
Grupo Modelo                                      157,700        363,057       132,190        304,328       289,890          667,385
Grupo Televisa GDS                                  6,670        203,101         6,230        189,703        12,900          392,804
Telefonos De Mexico ADR                            42,260      1,439,376        36,875      1,255,962        79,135        2,695,338
Wal-Mart De Mexico                                275,930        597,072       254,170        549,987       530,100        1,147,059
     Total Mexico                                              4,184,495                    3,563,755                      7,748,250

PHILIPPINES
Ayala Land                                      1,248,000        105,702       992,000         84,019     2,240,000          189,721
Manila Electric "B" Shares                        114,000         72,416        88,000         55,900       202,000          128,316
Philippine Long Distance Telephone                 22,040        161,216        13,200         96,554        35,240          257,770
     Total Philippines                                           339,334                      236,473                        575,807

POLAND
Bank Pekao GDR                                      8,020        145,884         7,470        135,879        15,490          281,763
Bank Zachodni                                           -              -         5,700         59,065         5,700           59,065
BRE Bank                                            3,680         96,232         2,630         68,774         6,310          165,006
Powszechny Bank Kredytowy GDR                       7,540        177,416         5,724        134,686        13,264          312,102
Telekomunikacja Polska GDR                         24,660         90,009        25,482         93,009        50,142          183,018
     Total Poland                                                509,541                      491,413                      1,000,954

RUSSIA
AO Mosenergo ADR                                   17,700         56,286        18,700         59,466        36,400          115,752
Gazprom ADR                                        18,000        154,800        17,800        153,080        35,800          307,880
Lukoil ADR                                          5,115        227,010         5,002        221,995        10,117          449,005
Mobile Telesystems ADR                              3,441         97,449         3,287         93,088         6,728          190,537
Norilsk Nickel ADR                                  9,810        122,625         8,640        108,000        18,450          230,625
Surgutneftegaz ADR                                 37,700        478,224        31,530        399,958        69,230          878,182
Unified Energy Systems GDR                         29,580        289,884        24,153        236,699        53,733          526,583
     Total Russia                                              1,426,278                    1,272,286                      2,698,564

SOUTH AFRICA
ABSA Group                                         66,600        234,543        59,200        208,483       125,800          443,026
African Bank Investments                          310,700        288,376       254,300        236,029       565,000          524,405
Anglo American Platinum                            14,240        465,536        12,472        407,736        26,712          873,272
Barloworld                                         44,600        235,600        38,000        200,735        82,600          436,335
Dimension Data Holdings                           136,662        148,587       114,300        124,274       250,962          272,861
FirstRand                                         586,900        476,873       503,900        409,433     1,090,800          886,306
M-Cell                                             49,300         78,180        37,000         58,675        86,300          136,855
Malbak                                                 94             29             -              -            94               29
Metro Cash & Carry                              1,247,971        244,899     1,034,401        202,988     2,282,372          447,887
Naspers                                            42,800         82,174        68,300        131,132       111,100          213,306
Profurn                                           774,593         42,726       593,600         32,742     1,368,193           75,468
Sanlam                                            388,181        362,349       338,100        315,601       726,281          677,950
Sappi                                              29,300        273,502        25,600        238,964        54,900          512,466
Sasol                                              85,100        742,916        71,200        621,570       156,300        1,364,486
     Total South Africa                                        3,676,290                    3,188,362                      6,864,652

TAIWAN
Acer Communications & Multimedia                  174,000        145,147       138,000        115,117       312,000          260,264
Ambit Microsystems                                 34,428        138,111        34,600        138,801        69,028          276,912
Arima Computer                                     30,750         12,113        22,050          8,686        52,800           20,799
Asustek Computer                                  139,500        476,785       101,000        345,199       240,500          821,984
Bank Sinopac                                      401,000        161,445       320,000        128,834       721,000          290,279
China Trust Commercial Bank                       171,675         87,018       114,450         58,012       286,125          145,030
Compeq Manufacturing                               59,000         58,786        56,000         55,797       115,000          114,583
D-Link                                             71,000         59,361        66,000         55,212       137,000          114,573

                                                                B-5

Fubon Insurance                                   195,000        168,313       176,000        151,913       371,000          320,226
Hon Hai Precision Industry                         72,000        266,937        51,000        189,081       123,000          456,018
MediaTek                                           17,000        146,242        13,000        111,832        30,000          258,074
Realtek Semiconductor                              58,000        170,514        56,500        166,104       114,500          336,618
Taiwan Semiconductor Manufacturing                816,624      1,442,841       611,752      1,080,866     1,428,376        2,523,707
United Microelectronics                           567,840        467,101       537,760        442,357     1,105,600          909,458
United World Chinese Commercial Bank              347,000        205,034       294,000        173,718       641,000          378,752
     Total Taiwan                                              4,005,748                    3,221,529                      7,227,277

THAILAND
Advanced Info Service                             356,000        330,440       319,000        296,097       675,000          626,537
Bangkok Bank                                       64,000         60,479        82,000         77,488       146,000          137,967
Siam Cement                                        14,000        151,554        19,000        205,681        33,000          357,235
Thai Farmers Bank                                 302,000        113,140       218,000         81,671       520,000          194,811
     Total Thailand                                              655,613                      660,937                      1,316,550

TURKEY
Anadolu Efes Biracilik ve Malt Sanayii          6,068,790        120,155     4,673,838         92,537    10,742,628          212,692
Haci Omer Sabanci Holding                      32,430,000        103,955    21,549,260         69,077    53,979,260          173,032
Koc Holding                                     6,415,600        114,924     4,223,500         75,657    10,639,100          190,581
Migros Turk T.A.S                               1,681,580        104,636     1,429,300         88,938     3,110,880          193,574
Turkcell Iletisim Hizmetleri                   25,476,783        126,503    18,293,760         90,836    43,770,543          217,339
Turkiye Is Bankasi (Isbank)                    36,751,974        131,670    30,566,813        109,510    67,318,787          241,180
Yapi Ve Kredi Bankasi                          53,283,918         97,124    38,023,500         69,307    91,307,418          166,431
     Total Turkey                                                798,967                      595,862                      1,394,829

Total Common Stocks                                           31,694,713                   25,597,838                     57,292,551

PREFERRED STOCKS
BRAZIL
Banco Bradesco                                 30,785,376        117,370    37,807,686        144,143    68,593,062          261,513
Banco Itau                                      3,830,000        244,316     2,516,000        160,496     6,346,000          404,812
Centrais Electricas Brasileiras                19,818,000        245,393    18,810,000        232,911    38,628,000          478,304
Compania de Bebidas das Americas (Ambev)        2,036,500        332,914             -              -     2,036,500          332,914
Duratex                                         2,000,000         29,012             -              -     2,000,000           29,012
Gerdau SA Siderurgia                           14,500,000        101,934    23,730,000        166,820    38,230,000          268,754
Telesp Celular Participacoes                   23,806,330         48,524             -              -    23,806,330           48,524
     TOTAL PREFERRED STOCKS                                    1,119,463                      704,370                      1,823,833

WARRANTS
INDIA
Dr. Reddy's Laboratory                                  -              -        14,800        322,673        14,800          322,673
Hindustan Lever                                         -              -        64,600        293,087        64,600          293,087
Infosys Technology                                      -              -         2,615        158,828         2,615          158,828
Ranbaxy Laboratories                                    -              -        15,400        230,492        15,400          230,492
State Bank of India                                     -              -        18,100         70,794        18,100           70,794
     Total India                                                       -                    1,075,874                      1,075,874

KOREA
Korea Tobacco & Ginseng                            10,700        153,812        10,400        149,500        21,100          303,312

     TOTAL WARRANTS                                              153,812                    1,225,374                      1,379,186

SHORT-TERM INVESTMENT
SSgA U.S. Government Money Market Fund            333,799        333,799       995,186        995,186     1,328,985        1,328,985

     TOTAL INVESTMENTS                                        33,301,787                   28,522,768                     61,824,555

           SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO AND
                         SCHRODER EMERGING MARKETS FUND
            PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2001

                                                                 SCHRODER
                                                             EMERGING MARKETS        SCHRODER
                                                            FUND INSTITUTIONAL    EMERGING MARKETS      PROFORMA       PRO FORMA
                                                                 PORTFOLIO             FUND           ADJUSTMENTS       COMBINED
ASSETS
Investments in securities, at value                              $ 33,301,787       $ 28,522,768                     $ 61,824,555
Foreign currency, at value                                          1,068,431            751,501                        1,819,932
Dividens and tax reclaims receivable                                   55,305             20,013                           75,318
Interest receivable                                                     2,305              3,919                            6,224
Receivable for securities sold                                      4,730,307            194,522                        4,924,829
Receivable for foreign currency contracts sold                            380                  -                              380
Receivable for Fund shares sold                                             -              1,416                            1,416
Deferred organizational costs                                               -                195                              195
Prepaid expenses                                                       24,055             18,750                           42,805
Due from Investment Advisor                                            18,620             49,172                           67,792
                                                                 ------------       ------------                     ------------
          TOTAL ASSETS                                             39,201,190         29,562,256                       68,763,446
                                                                 ------------       ------------                     ------------

LIABILITIES
Payable for securities purchased                                      113,632            256,440                          370,072
Payable for foreign currency contracts purchased                        7,415                  -                            7,415
Payable for Fund shares redeeemed                                   5,019,463             16,060                        5,035,523
Advisory fee payable                                                   32,142             24,212                           56,354
Administration fee payable                                              3,303              6,078                            9,381
Shareholder servicing fee payable                                      16,929                  -                           16,929
Accrued expenses and other liabilities                                105,387             38,974                          144,361
                                                                 ------------       ------------                     ------------
         TOTAL LIABILITIES                                          5,298,271            341,764                        5,640,035
                                                                 ------------       ------------                     ------------
     NET ASSETS                                                  $ 33,902,919       $ 29,220,492                     $ 63,123,411
                                                                 ============       ============                     ============

NET ASSETS
Capital paid-in                                                    75,461,240         47,682,572                      123,143,812
Distributions in excess of net investment income                      (35,427)           (19,358)                         (54,785)
Accumulated net realized loss on investments
    and foreign currency transactions                             (36,971,391)       (13,851,365)                     (50,822,756)
Net unrealized depreciation on investments
    and foreign currency translations                              (4,551,503)        (4,591,357)                      (9,142,860)
                                                                 ------------       ------------                     ------------
     NET ASSETS                                                    33,902,919         29,220,492                       63,123,411
                                                                 ============       ============                     ============

Investor Class:
    Net Assets                                                   $ 25,303,179       $ 29,220,492     $ 8,599,740     $ 63,123,411
    Net asset value, offering and redemption price per                 $ 6.46             $ 7.49                             7.49
        share
Total  shares outstanding at end of period                          3,916,063          3,900,652         609,648        8,426,363



Advisor Shares
    Net Assets                                                    $ 8,599,740                  -     $(8,599,740)    $          -
    Net asset value, offering and redemption price per                 $ 6.45                  -
        share
Total  shares outstanding at end of period                          1,332,816                  -      (1,332,816)               -

Cost of securities                                               $ 37,836,065       $ 33,108,395                     $ 70,944,460
Cost of foreign currency                                          $ 1,067,824          $ 751,280                     $  1,819,104

            PRO FORMA COMBINING STATEMENT OF OPERATIONS
                For the Year Ended October 31, 2001

                                                        SCHRODER           SCHRODER
                                                    EMERGING MARKETS       EMERGING
                                                   FUND INSTITUTIONAL      MARKETS                       PRO FORMA       PRO FORMA
                                                        PORTFOLIO           FUND         COMBINED       ADJUSTMENTS       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income                                         1,606,169          558,179       2,164,348                        2,164,348
Interest income                                           141,764           81,699         223,463                          223,463
Foreign taxes withheld                                   (158,176)         (47,617)       (205,793)                        (205,793)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                                  1,589,757          592,261       2,182,018             -          2,182,018
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                  771,447          312,834       1,084,281                        1,084,281
Shareholder servicing fees                                 40,990                -          40,990       (40,990)(a)              -
Administrative fees                                        77,145           78,208         155,353       115,726 (b)        271,079
Subadministration fees                                    108,588           49,607         158,195                          158,195
Custodian fees                                            282,374          177,521         459,895       (50,000)(c)        409,895
Audit fees                                                 62,254           16,954          79,208       (20,000)(d)         59,208
Legal fees                                                 60,700           16,954          77,654       (30,000)(e)         47,654
Printing expenses                                          15,340           36,193          51,533       (15,340)(f)         36,193
Trustees fees                                              25,319           11,372          36,691       (10,000)(g)         26,691
Transfer agent fees                                        34,286           20,722          55,008       (36,000)(h)         19,008
Organizational expenses                                         -              193             193                              193
Registration fees                                          12,928           14,685          27,613       (12,000)(i)         15,613
Insurance                                                  13,417            3,686          17,103                           17,103
Other                                                      12,071            4,267          16,338        (3,000)(j)         13,338
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL EXPENSES                                1,516,859          743,196       2,260,055      (101,604)         2,158,451
------------------------------------------------------------------------------------------------------------------------------------
Expenses borne by Investment Advisor                     (566,074)        (213,982)       (780,056)      244,791           (535,265)
Interest expense                                            2,122            1,238           3,360             -              3,360
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              952,907          530,452       1,483,359       143,187          1,626,546
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     636,850           61,809         698,659      (143,187)           555,472
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on investments sold                 (28,054,615)     (10,173,939)    (38,228,554)                     (38,228,554)
Net realized loss on foreign currency transactions       (615,022)        (255,712)       (870,734)                        (870,734)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain loss on investments and
   foreign currency transactions                      (28,669,637)     (10,429,651)    (39,099,288)                     (39,099,288)
------------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation
   (depreciation) on investments                        5,302,015          (86,666)      5,215,349                        5,215,349
Change in net unrealized depreciation
   on foreign currency translations                       (71,736)          (5,224)        (76,960)                         (76,960)
------------------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation
         (depreciation)on investments and foreign
         currency translations                          5,230,279          (91,890)      5,138,389                        5,138,389
------------------------------------------------------------------------------------------------------------------------------------
NET LOSS                                              (23,439,358)     (10,521,541)    (33,960,899)                     (33,960,899)
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                         (22,802,508)     (10,459,732)    (33,262,240)     (143,187)       (33,405,427)
====================================================================================================================================

Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended October 31, 2001 are intended to present the financial condition and related results of operations if the Schroder Emerging Markets Fund Institutional Portfolio merged with the Schroder Emerging Markets Fund

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to eliminate Shareholder Servicing Fee
(b) Adjustment to increase the administration fees to the terms under the Emerging Markets Fund Administration Agreement
(c) Adjustment to eliminate duplicate custodian transaction charges
(d) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund
(e) Adjustment to eliminate legal charges associated with two stand-alone prospectus filings
(f) Adjustment to eliminate duplicate printings costs
(g) Adjustment of trustee fees to reflect combined current asset levels of the Funds
(h) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee



(i) Adjustment to eliminate duplicate blue sky registration fees
(j) Adjustment to eliminate duplicate miscellaneous expenses

                                     PART C

                                OTHER INFORMATION

         ITEM 15. INDEMNIFICATION.

         Section 10.02 of the Registrant's Trust Instrument reads as follows:

         "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b) No indemnification shall be provided hereunder to a Covered
Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         ITEM 16. EXHIBITS.

         (1) Trust Instrument of Registrant Amended and Restated as of March 13, 1998, Restated as of September 12, 2000 and Amended as of October 8, 2001 (in restated form) (see Note 4).

         (2) Bylaws of Registrant dated September 8, 1995 and Amended as of October 8, 2001 (see Note 4).

         (3)    Not Applicable.

         (4) Form of Agreement and Plan of Reorganization--filed as Appendix A to Part A hereof.

         (5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (1): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11; Article III, Section 3.08; Article VII;
                Article IX; and Article X, Section 10.03.

         (6) Amended and Restated Investment Advisory Agreement dated as of September 15, 1999 between the Registrant and Schroder Investment Management North America Inc. with respect to the Emerging Markets Fund (see Note 3).

         (7) Form of Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see
                Note 2).

         (8)    Not Applicable.

         (9) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of November 5, 2001 (see Note 4).

         (10)   Multiclass (Rule 18f-3) Plan adopted by the Registrant (see Note
                1).

         (11)   Opinion of Morris, Nicholas, Arsht & Tunnell.

         (12)   (To be filed by amendment)

         (13)   (a)   Administration Agreement between the Registrant and
                      Schroder Fund Advisors Inc. (see Note 3).

                (b) Sub-administration and Accounting Agreement among Schroder Fund Advisors, Inc., the Registrant and SEI Investments Mutual Funds Services dated as of October 8, 2001 (see
                      Note 4).

                (c) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of May 28, 1999 (see Note 3).

         (14)   Consent of PricewaterhouseCoopers LLP is filed herewith.

         (15)   No financial statements were omitted.

         (16) Power of Attorney for David N. Dinkins, Peter E. Guernsey, Sharon L. Haugh, John I. Howell, Peter S. Knight, Alan M. Mandel, Catherine A. Mazza, William L. Means, Clarence F. Michalis, and Hermann C. Schwab is filed herewith.

         Notes:

         1. Exhibit incorporated by reference to Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 27, 1998, accession number
                0001004402-98-000053.

         2. Exhibit incorporated by reference to Post-Effective Amendment No. 75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number
                0001047469-99-037395.

         3. Exhibit incorporated by reference to Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number
                0000912057-00-009074.

         4. Exhibit incorporated by reference to Post-Effective Amendment No. 78 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number
                0000950136-02-000239.

         ITEM 17. UNDERTAKINGS

         (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) Pursuant to the requirements of Form N-14, Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Prospectus/Proxy Statement that is a part of this Registration Statement within a reasonable time after receipt of such opinion or ruling.

         NOTICE

         Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 3rd day of June, 2002.


                                       SCHRODER CAPITAL FUNDS (DELAWARE)


                                       By: /s/ Catherine A. Mazza
                                           ------------------------------------
                                           Name:  Catherine A. Mazza
                                           Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 3rd day of June, 2002

             SIGNATURE                                TITLE

                 *                       Trustee and Chairman of the Trust
----------------------------------
          Sharon L. Haugh

                 *                       Trustee
----------------------------------
         David N. Dinkins

                 *                       Trustee
----------------------------------
         Peter E. Guernsey

                 *                       Trustee
----------------------------------
          John I. Howell

                 *                       Trustee
----------------------------------
          Peter S. Knight

      /s/ Catherine A. Mazza             Trustee and President of the Trust
----------------------------------
        Catherine A. Mazza

                 *                       Trustee
----------------------------------
         William L. Means

                 *                       Trustee
----------------------------------
       Clarence F. Michalis

                 *                       Trustee
----------------------------------
         Hermann C. Schwab

                 *
----------------------------------


        /s/ Alan M. Mandel
----------------------------------
           Alan M. Mandel                Treasurer and Principal Financial
                                         and Accounting Officer of the
                                         Trust


                                         *  By:

                                         /s/ Catherine A. Mazza
                                         ---------------------------
                                         Catherine A. Mazza
                                         Attorney-In-Fact pursuant
                                         to powers of attorney
                                         filed herewith

EXHIBIT INDEX

12         Opinion of Morris, Nichols, Arsht & Tunnell


14(a)      Consent of PricewaterhouseCoopers LLP


16         Power of Attorney